Vessels, Net - Advances for acquisition of vessels - Additional Information (Details) - USD ($)	Dec. 31, 2025	Nov. 07, 2025
Advances for acquisition of vessels
Property, plant and equipment
Property, plant and equipment	$ 38,894,251
Advances for acquisition of vessels, purchase price
Property, plant and equipment
Property, plant and equipment	38,800,000
Advances for acquisition of vessels, predelivery expenses
Property, plant and equipment
Property, plant and equipment	$ 94,251
Nissos Piperi
Property, plant and equipment
Purchase price of vessel		$ 97,000,000
Nissos Serifopoula
Property, plant and equipment
Purchase price of vessel		$ 97,000,000